Long-Term Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
0.26% due 2014, floating interest rate at Libor + 0.017% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2014
Interest rate	0.26%
Description of floating rate basis	Libor + 0.017%
Basis spread on floating rate	0.017%
0.26% due 2015, floating interest rate at Libor + 0.026% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2015
Interest rate	0.26%
Description of floating rate basis	Libor + 0.026%
Basis spread on floating rate	0.026%
0.29% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	0.29%
Description of floating rate basis	Libor + 0.052%
Basis spread on floating rate	0.052%
0.56% due 2016, floating interest rate at Libor + 0.317% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	0.56%
Description of floating rate basis	Libor + 0.317%
Basis spread on floating rate	0.317%
0.46% due 2016, floating interest rate at Libor + 0.213% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	0.46%
Description of floating rate basis	Libor + 0.213%
Basis spread on floating rate	0.213%
1.34% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	1.34%
Description of floating rate basis	Libor + 1.099%
Basis spread on floating rate	1.099%
1.20% due 2020, floating interest rate at Libor + 0.956% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	1.20%
Description of floating rate basis	Libor + 0.956%
Basis spread on floating rate	0.956%
1.04% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	1.04%
Description of floating rate basis	Euribor + 0.817%
Basis spread on floating rate	0.817%
0.88% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	0.88%
Description of floating rate basis	Libor + 0.525%
Basis spread on floating rate	0.525%
0.92% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	0.92%
Description of floating rate basis	Libor + 0.572%
Basis spread on floating rate	0.572%
0.55% (weighted average), due 2014-2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	0.55%
0.55% (weighted average), due 2014-2018, fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2014
0.55% (weighted average), due 2014-2018, fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2018
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2017
Interest rate	1.95%
0.67% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2018
Interest rate	0.67%
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	0.87%
5.95% (weighted average), due 2015-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	5.95%
5.95% (weighted average), due 2015-2017, fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2015
5.95% (weighted average), due 2015-2017, fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2017
0.58%, due 2013, floating interest rate at Euribor + 0.40% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2013
Interest rate	0.58%
Description of floating rate basis	Euribor + 0.40%
Basis spread on floating rate	0.40%